STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Automobiles & Components - .4%
Harley-Davidson	5,626		226,672
Tesla	716	[a]	406,402
			633,074
Banks - 4.5%
Bank of America	39,225		1,104,576
BOK Financial	3,539		236,936
Citigroup	1,016		55,951
Comerica	4,130		203,196
JPMorgan Chase & Co.	23,359		2,753,559
KeyCorp	13,724		212,173
Regions Financial	59,116		902,701
The PNC Financial Services Group	7,209		995,347
			6,464,439
Capital Goods - 4.7%
3M	5,167		892,496
AMETEK	864		102,410
Carlisle	3,900		564,837
Crane	536		37,268
Dover	5,730		699,232
Eaton	1,491		180,575
Emerson Electric	2,862		219,859
General Electric	24,769		252,148
Hubbell	1,562		252,404
Illinois Tool Works	5,058		1,067,693
Lockheed Martin	3,517		1,283,705
Northrop Grumman	699		211,280
Parker-Hannifin	2,616		699,152
Pentair	5,146		266,666
W.W. Grainger	268		112,104
			6,841,829
Commercial & Professional Services - .1%
Cintas	344		122,223
Consumer Durables & Apparel - 1.2%
Carter's	3,435	[a]	305,681
D.R. Horton	3,474		258,813
Garmin	3,807		444,505
NVR	82	[a]	327,769
PVH	3,272	[a]	260,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Consumer Durables & Apparel - 1.2% (continued)
Tempur Sealy International	5,920	[a]	149,125
			1,745,984
Consumer Services - .7%
Domino's Pizza	617		242,216
Hilton Grand Vacations	781	[a]	21,665
Hilton Worldwide Holdings	355	[a]	36,789
McDonald's	2,381		517,725
Service Corp. International	5,288		257,208
Starbucks	214		20,976
			1,096,579
Diversified Financials - 4.0%
Ameriprise Financial	2,835		525,155
Berkshire Hathaway, Cl. B	2,746	[a]	628,587
Capital One Financial	4,418		378,358
Moody's	1,649		465,579
Morgan Stanley	10,809		668,320
OneMain Holdings	3,660		142,703
S&P Global	4,277		1,504,563
State Street	4,567		321,882
Synchrony Financial	15,550		473,808
T. Rowe Price Group	2,267		325,110
The Goldman Sachs Group	1,475		340,105
			5,774,170
Energy - 2.4%
Cabot Oil & Gas	4,686		82,099
Chevron	5,861		510,962
ConocoPhillips	8,880		351,293
Devon Energy	21,017		294,028
Helmerich & Payne	7,640		173,963
Kinder Morgan	39,521		568,312
Marathon Oil	80,351		475,678
Murphy Oil	8,881	[b]	89,343
Patterson-UTI Energy	25,844		111,388
Pioneer Natural Resources	2,075		208,703
Schlumberger	17,062		354,719
TechnipFMC	30,050	[a]	249,715
WPX Energy	4,681	[a]	33,329
			3,503,532
Food & Staples Retailing - .9%
Casey's General Stores	240		43,603
Costco Wholesale	1,158		453,670
Walmart	5,330		814,371
			1,311,644

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Food, Beverage & Tobacco - 3.3%
Altria Group	17,909		713,315
Campbell Soup	3,311		165,616
Conagra Brands	8,974		328,089
General Mills	12,753		775,637
Monster Beverage	13,965	[a]	1,183,953
PepsiCo	2,998		432,402
Philip Morris International	11,704		886,578
The Hershey Company	355		52,501
The Kraft Heinz Company	6,822		224,717
			4,762,808
Health Care Equipment & Services - 5.7%
Abbott Laboratories	7,859		850,501
Align Technology	590	[a]	283,961
AmerisourceBergen	4,370		450,591
Baxter International	4,790		364,375
Cerner	1,562		116,900
Chemed	71		33,956
CVS Health	497		33,692
DaVita	3,043	[a]	334,274
DexCom	666	[a]	212,907
Edwards Lifesciences	6,948	[a]	582,868
Globus Medical, Cl. A	175	[a]	10,514
Hill-Rom Holdings	879		83,382
Hologic	3,856	[a]	266,565
Humana	2,184		874,736
IDEXX Laboratories	317	[a]	146,131
McKesson	2,037		366,477
ResMed	2,802		587,299
Steris	2,343		454,097
UnitedHealth Group	6,374		2,143,831
Zimmer Biomet Holdings	355		52,938
			8,249,995
Household & Personal Products - 3.2%
Colgate-Palmolive	4,227		362,000
Kimberly-Clark	6,909		962,493
The Procter & Gamble Company	23,992		3,331,769
			4,656,262
Insurance - 2.9%
Aflac	10,027		440,486
Arch Capital Group	17,417	[a]	560,740
Everest Re Group	2,457		558,550
Fidelity National Financial	5,380		193,626
Globe Life	10,142		944,220
MetLife	3,540		163,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Insurance - 2.9% (continued)
The Allstate	3,955		404,794
The Hanover Insurance Group	3,780		424,683
Unum Group	22,955		510,290
			4,200,831
Materials - 2.2%
Avery Dennison	1,442		215,348
Cabot	2,726		112,884
CF Industries Holdings	9,208		343,458
Corteva	3,665		140,443
FMC	5,467		634,227
Huntsman	1,463		36,239
PPG Industries	3,387		497,110
Reliance Steel & Aluminum	2,299		270,822
Silgan Holdings	3,393		114,683
The Mosaic Company	11,016		241,911
The Sherwin-Williams Company	546		408,206
Valvoline	8,504		193,806
			3,209,137
Media & Entertainment - 10.0%
Alphabet, Cl. A	1,742	[a]	3,056,165
Alphabet, Cl. C	1,677	[a]	2,952,761
AMC Networks, Cl. A	2,102	[a,b]	69,303
Charter Communications, Cl. A	2,304	[a]	1,502,185
Comcast, Cl. A	19,192		964,206
DISH Network, Cl. A	7,755	[a]	278,172
Electronic Arts	2,337		298,552
Facebook, Cl. A	14,965	[a]	4,144,856
John Wiley & Sons, Cl. A	2,256		77,922
Netflix	918	[a]	450,463
Sirius XM Holdings	74,528	[b]	483,687
The Interpublic Group of Companies	10,917		243,231
			14,521,503
Pharmaceuticals Biotechnology & Life Sciences - 7.7%
AbbVie	4,053		423,863
Alexion Pharmaceuticals	4,238	[a]	517,502
Amgen	3,228		716,745
Biogen	1,332	[a]	319,906
Bio-Rad Laboratories, Cl. A	355	[a]	191,167
Bristol-Myers Squibb	2,287		142,709
Eli Lilly & Co.	3,567		519,534
Illumina	661	[a]	212,901
Johnson & Johnson	19,672		2,846,145
Merck & Co.	24,041		1,932,656
Mettler-Toledo International	355	[a]	408,264

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.7% (continued)
Regeneron Pharmaceuticals	923	[a]	476,296
Thermo Fisher Scientific	852		396,163
Vertex Pharmaceuticals	2,757	[a]	627,907
Waters	1,627	[a]	377,480
Zoetis	7,062		1,132,604
			11,241,842
Real Estate - 2.9%
American Tower	4,812	[c]	1,112,534
Boston Properties	5,369	[c]	527,021
Brandywine Realty Trust	12,070	[c]	134,339
Corporate Office Properties Trust	5,146	[c]	137,038
Equity Residential	983	[c]	56,935
Essex Property Trust	2,043	[c]	502,333
Lamar Advertising, Cl. A	710	[c]	56,523
Mid-America Apartment Communities	9,744	[c]	1,229,303
Public Storage	1,802	[c]	404,477
			4,160,503
Retailing - 8.5%
Amazon.com	1,955	[a]	6,193,518
AutoZone	518	[a]	589,303
Booking Holdings	262	[a]	531,454
Dollar General	1,431		312,788
eBay	12,529		631,837
Foot Locker	3,387		126,674
Genuine Parts	2,086		205,200
LKQ	8,869	[a]	312,366
Lowe's	4,048		630,759
Target	3,905		701,065
The Home Depot	6,402		1,775,979
Tractor Supply	2,343		329,918
			12,340,861
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices	8,242	[a]	763,704
Applied Materials	3,670		302,702
Broadcom	2,507		1,006,761
Intel	36,527		1,766,080
Lam Research	546		247,152
NVIDIA	3,589		1,923,919
Qorvo	1,791	[a]	280,614
Qualcomm	8,580		1,262,719
Teradyne	2,102		231,935
			7,785,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Software & Services - 14.2%
Adobe	4,353	[a]	2,082,780
Autodesk	1,240	[a]	347,485
Automatic Data Processing	5,402		939,300
CACI International, Cl. A	470	[a]	111,526
Cadence Design Systems	2,200	[a]	255,860
FLEETCOR Technologies	470	[a]	124,649
Fortinet	2,922	[a]	360,078
Intuit	2,304		811,054
Mastercard, Cl. A	3,168		1,066,064
Microsoft	43,960		9,410,517
PayPal Holdings	11,600	[a]	2,483,792
salesforce.com	2,463	[a]	605,405
Verisign	2,435	[a]	488,753
Visa, Cl. A	7,406	[b]	1,557,852
			20,645,115
Technology Hardware & Equipment - 8.2%
Apple	86,057		10,245,086
Cisco Systems	35,058		1,508,195
HP	3,300		72,369
Vontier	525	[a]	17,414
Xerox Holdings	1,442		31,565
			11,874,629
Telecommunication Services - 1.3%
Verizon Communications	30,257		1,827,825
Transportation - 2.1%
CSX	9,230		831,161
Expeditors International of Washington	2,970		265,429
Kansas City Southern	1,993		371,037
Norfolk Southern	1,201		284,661
Old Dominion Freight Line	1,251		254,403
Union Pacific	1,551		316,528
United Airlines Holdings	9,050	[a]	407,702
United Parcel Service, Cl. B	2,267		387,816
			3,118,737
Utilities - 3.4%
American Water Works	3,480		533,762
Hawaiian Electric Industries	4,523		162,059
IDACORP	4,370		395,835
MDU Resources Group	14,971		373,377
NextEra Energy	11,578		852,025
NiSource	9,535		230,747
NRG Energy	12,043		394,408
OGE Energy	21,333		690,976
PPL	29,388		835,207

Description		Shares		Value ($)
Common Stocks - 99.9% (continued)
Utilities - 3.4% (continued)
Sempra Energy		3,293		419,792
				4,888,188
Total Common Stocks (cost $93,718,284)				144,977,296
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $105,702)	0.10	105,702	[d]	105,702

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $571,575)	0.10	571,575	[d]	571,575
Total Investments (cost $94,395,561)		100.4%		145,654,573
Liabilities, Less Cash and Receivables		(.4%)		(596,836)
Net Assets		100.0%		145,057,737

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $2,178,671 and the value of the collateral was $2,249,370, consisting of cash collateral of $571,575 and U.S. Government & Agency securities valued at $1,677,795.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	144,977,296	-	-	144,977,296
Investment Companies	677,277	-	-	677,277

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $51,259,012, consisting of $54,558,608 gross unrealized appreciation and $3,299,596 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.